Strategic Investments - Radient Technologies Inc. (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 CAD ($) year shares
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	$ 43,613	$ 78,837
Unrealized loss on derivative investments	34,069	14,866
Losses recognised in other comprehensive income, fair value measurement, assets	(11,955)	(144,368)
Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	43,613	78,837
Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized loss on derivative investments	$ 34,069	$ 14,866
Radient | Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
Total shareholdings (in shares) | shares	37,643,431	37,643,431
Fair value of financial instrument	$ 6,000	$ 30,900
Unrealized losses on marketable securities	$ 24,800	13,200
Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Fair value of financial instrument		$ 100
Warrant expirations in period (in shares) | shares	4,541,889
Unrealized loss on derivative investments	$ 100
Number of warrants held by entity (in shares) | shares		4,541,889
Losses recognised in other comprehensive income, fair value measurement, assets		$ 1,300
Risk-free interest rate | Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Significant unobservable input, assets		0.0152
Dividend yield | Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Significant unobservable input, assets		0
Historical volatility for shares | Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Significant unobservable input, assets		0.7510
Expected life | Radient | Warrants | Derivatives and convertible debentures at FVTPL
Disclosure of financial assets [line items]
Significant unobservable input, assets | year		0.45